Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2023
Prepaid Expense and Other Current [Abstract]
Prepaid expenses and other current assets	Note 3 – Prepaid expenses and other current assets:
	December 31,
	2023	2022

VAT receivable	$73,784	101,353
Prepaid expenses	34,802	-
Other assets	5,514	-
	$114,100	101,353